Related Parties — Transactions and Balances - Schedule of Transactions and Balance with Interested and Related Parties (Details) - Related Party [Member] - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cost of sales:
Inventory storage	[1]	$ 55	$ 207
Purchased goods		20
Cost of sales		75	207
General and administrative:
Consulting fees	[1],[2]	602	198
Share based payment	[3]	173
Revenue Sharing Payment	[4]	24	21
General and administrative		799	219
Other income:
Consulting Agreement	[5]	(60)	(60)
Financial expenses (income), net:
Interest and Revaluation	[6]	9
Assets:
Other receivables	[5]	172		$ 112
Other income	[5]	172		112
Liabilities:
Other payables	[1],[2],[4]	882		120
Convertible promissory notes	[6]	7,071
Financial expenses (income), net		$ 7,953		$ 120

[1]

On October 26, 2022, the Company and Pure Capital entered into a consulting agreement (the “Pure Capital Consulting Agreement”), pursuant to which Pure Capital agreed to provide consulting services to the Company for a monthly fee of NIS 57.75 thousand (approximately $16 thousand). Pursuant to the Pure Capital Consulting Agreement, Pure Capital is also entitled during the term of the consulting agreement to the following payments: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, including warrants then outstanding or issued thereafter, and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital.

Additionally, on October 26, 2022, the Company and Pure Logistics, a company wholly-owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in New Jersey. As described in Note 3, on March 18, 2025, the Company acquired all of the issued and outstanding equity interests of Pure Logistics (which was accounted for as a related-party transaction prior to the acquisition).

[2]

On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo Technologies Ltd. (formerly Medigus Ltd.) (“Xylo”), pursuant to which Xylo agreed to provide consulting services to the Company for a monthly fee of $20 thousand. The Xylo Consulting Agreement is for a 36-month term beginning in January 2024 and may be terminated for cause upon 30 days’ prior notice. Consulting fees under the Xylo Consulting Agreement are included in other expenses.

On April 7, 2025, the Company and Xylo entered into an amendment to the Xylo Consulting Agreement pursuant to which the monthly fee payable to Xylo was reduced to $10 thousand, effective as of January 1, 2025.

[3]	See Note 5d regarding the Share based payment on April 9, 2025.
[4]	In April 2024, the Company paid $12 thousand to Xylo and $9 thousand to Pure Capital as a revenue sharing payment. The outstanding amount payable to Xylo and Pure Capital as of June 30, 2025 is $14 thousand and $10 thousand, respectively.
[5]

On March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company agreed to provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus of $51 thousand. The SciSparc Consulting Agreement has no defined term and may be terminated by either party with 30 days’ prior notice. In November 2023 the monthly fee was reduced to $10 thousand. Consulting fees received under the SciSparc Consulting Agreement are -included in other income in the condensed consolidated statements of operations.

On July 28, 2025, the Company and SciSparc U.S. entered into a side letter to the SciSparc Consulting Agreement, pursuant to which, as of July 28, 2025, all consulting fees that were outstanding or that accrue for services rendered after such date, shall be payable only (i) out of the Company’s positive cash flow and (ii) not earlier than October 30, 2026.

[6]	See Note 8 regarding the convertible promissory note on January 16, 2025.